Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Note 19 – Commitments and Contingencies

The Company is, from time to time, involved in certain legal proceedings, inquiries, claims and disputes, which arise in the ordinary course of business. Although management cannot predict the outcomes of these matters, management does not believe these actions will have a material, adverse effect on the Company’s consolidated balance sheets, consolidated statements of operations or consolidated statements of cash flows. As of December 31, 2021 and 2020, the Company had labor lawsuits in process, whose resolution is pending. As of December 31, 2021 and 2020, the Company has recorded liabilities for labor lawsuits and/or litigation of less than $1.4 million and $0.8 million for 2021 and 2020, respectively.

As part of the amendment entered into on November 15, 2021, the Company agreed to issue warrants to the administrative agent to purchase $7 million worth of AgileThought’s Class A Common Stock for nominal consideration. The warrants will be issued on the date that all amounts under the First Lien Facility have been paid in full.